Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our CEO (also referred to as “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Revenue.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in Thousands) ($)	Revenue (in Thousands) ($)
2023	6,837,213	(13,293,519)	8,544,863	3,677,594	17.36	162.40	(2,828,420)	595,271
2022	596,430	(643,851,664)	5,756,135	(29,632,802)	28.16	79.05	(1,314,766)	608,181
2021	565,591,512	1,148,791,229	21,230,163	55,097,849	156.91	109.93	(2,579,761)	27,111

	PEO 2023 ($)	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2023 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Summary Compensation Total	6,837,213	596,430	565,591,512	8,544,863	5,756,135	21,230,163
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—	556,086,963	6,840,936	5,249,436	17,655,310
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	—	1,092,809,021	2,579,034	1,521,212	33,534,732
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards from Prior Years	(19,006,658)	(366,333,502)	—	(531,656)	(20,973,900)	13,440,337
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year and Vest-Date Fair Value of Awards Vesting in Grant Year	(1,124,074)	(278,114,592)	46,477,659	225,349	(10,686,813)	4,547,926
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	299,060	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
	PEO 2023 ($)	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2023 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	(13,293,519)	(643,851,664)	1,148,791,229	3,677,594	(29,632,802)	55,097,849

Company Selected Measure Name	Revenue
PEO Total Compensation Amount	$ 6,837,213	$ 596,430	$ 565,591,512
PEO Actually Paid Compensation Amount	$ (13,293,519)	(643,851,664)	1,148,791,229
Adjustment To PEO Compensation, Footnote
	PEO 2023 ($)	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2023 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Summary Compensation Total	6,837,213	596,430	565,591,512	8,544,863	5,756,135	21,230,163
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—	556,086,963	6,840,936	5,249,436	17,655,310
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	—	1,092,809,021	2,579,034	1,521,212	33,534,732
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards from Prior Years	(19,006,658)	(366,333,502)	—	(531,656)	(20,973,900)	13,440,337
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year and Vest-Date Fair Value of Awards Vesting in Grant Year	(1,124,074)	(278,114,592)	46,477,659	225,349	(10,686,813)	4,547,926
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	299,060	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
	PEO 2023 ($)	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2023 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	(13,293,519)	(643,851,664)	1,148,791,229	3,677,594	(29,632,802)	55,097,849

Non-PEO NEO Average Total Compensation Amount	$ 8,544,863	5,756,135	21,230,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,677,594	(29,632,802)	55,097,849
Adjustment to Non-PEO NEO Compensation Footnote
	PEO 2023 ($)	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2023 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Summary Compensation Total	6,837,213	596,430	565,591,512	8,544,863	5,756,135	21,230,163
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—	556,086,963	6,840,936	5,249,436	17,655,310
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	—	1,092,809,021	2,579,034	1,521,212	33,534,732
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards from Prior Years	(19,006,658)	(366,333,502)	—	(531,656)	(20,973,900)	13,440,337
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year and Vest-Date Fair Value of Awards Vesting in Grant Year	(1,124,074)	(278,114,592)	46,477,659	225,349	(10,686,813)	4,547,926
Less Fair Value of Awards Forfeited during the Covered Year	—	—	—	299,060	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—
	PEO 2023 ($)	PEO 2022 ($)	PEO 2021 ($)	Non-PEOs 2023 ($)	Non-PEOs 2022 ($)	Non-PEOs 2021 ($)
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	(13,293,519)	(643,851,664)	1,148,791,229	3,677,594	(29,632,802)	55,097,849

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VERSUS TOTAL STOCKHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VERSUS REVENUE
Total Shareholder Return Vs Peer Group	Cumulative Total Shareholder Return
Tabular List, Table
Performance Measures
Revenue
Stock Price
Cash Management
Field Quality

Total Shareholder Return Amount	$ 17.36	28.16	156.91
Peer Group Total Shareholder Return Amount	162.4	79.05	109.93
Net Income (Loss)	$ (2,828,420,000)	$ (1,314,766,000)	$ (2,579,761,000)
Company Selected Measure Amount	595,271	608,181	27,111
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Management
Measure:: 4
Pay vs Performance Disclosure
Name	Field Quality
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (556,086,963)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,092,809,021
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,006,658)	(366,333,502)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,124,074)	(278,114,592)	46,477,659
PEO | Fair Value of Awards Forfeited during the Covered Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate change in Actuarial present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,840,936)	(5,249,436)	(17,655,310)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,579,034	1,521,212	33,534,732
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(531,656)	(20,973,900)	13,440,337
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,349	(10,686,813)	4,547,926
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,060)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate change in Actuarial present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount